AMENDMENT AND TERMINATION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
AMENDMENT AND TERMINATION OF THE PLAN	AMENDMENT AND TERMINATION OF THE PLAN
The Plan may be amended at any time by the Company. However, no amendment may adversely affect the current rights of the Participants in the Plan with respect to contributions made prior to the date of the amendment.
Although it has not expressed any interest to do so, the Company reserves the right to discontinue Employer contributions or to terminate its participation in the Plan at any time. In the event of a partial or complete termination of the Plan, all Participants with respect to whom the Plan is being terminated shall be fully vested in their accounts as of the date of the termination of the Plan.